SHORT-TERM LOANS	6 Months Ended
Jun. 30, 2023
SHORT-TERM LOANS
SHORT-TERM LOANS

NOTE 8 – SHORT-TERM LOANS

On May 13, 2021, Mingda Tianjin entered into a small business line of credit agreement (the “LOC”) for a maximum amount of $137,574 (RMB1,000,000) credit line from China Construction Bank (“CCB”) with an interest rate of 4.2525% from May 13, 2021 to May 13, 2022. The LOC was used for short-term liquidity needs only. In May 2022, CCB agreed to extend the LOC from May 13, 2022 to August 13, 2022 with an interest rate of 4.20% per annum. In August 2022, CCB agreed to extend the LOC further from August 13, 2022 to November 13, 2022 with an interest rate of 3.95% per annum. On February 14, 2022, Mingda Tianjin borrowed $137,574 (RMB1,000,000) from CCB. The loan was repaid in full on March 1, 2023.

From March 18, 2022 to June 20, 2022, Mingda Tianjin borrowed a total of $216,129 (RMB1,571,000) from an unrelated individual as working capital. This individual loan was due by September 30, 2022 and was extended to December 31, 2022. The loan bore interest at 4.2525% per annum and was to be paid by the maturity date. The loan was repaid in full on March 8, 2023. On June 14, 2023, Mingda Tianjin borrowed $2,165 (RMB 15,000) and repaid it in full on June 16, 2023.